Income Taxes (Tables) (Lazy Days' R.V. Center, Inc.)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities were as follows:

	Successor	Predecessor
	As of	As of
	June 30,	December 31,
	2018	2017
	(Unaudited)
Deferred tax assets:
Accounts receivable	$253	$253
Accrued charge-backs	634	594
Other accrued liabilities	527	424
Goodwill	-	274
Financing liability	14,005	13,574
Transaction costs	-	579
Stock based compensation	-	165
Other, net	(65)	215
	15,354	16,078

Deferred tax liabilities:
Prepaid expenses	(118)	(202)
Inventories	(4,605)	(1,531)
Property and equipment	(15,349)	(9,178)
Intangible assets	(15,652)	(5,023)
	(35,724)	(15,934)

Net deferred tax assets/ (liabilities)	$(20,370)	$144

Lazydays' RV Center Inc [Member]
Schedule of Income Tax Expense Benefit

The components of the Company’s income tax expense (benefit) are as follows:

	Years Ended
	December 31,
	2017	2016
Current:
Federal	$5,253	$4,994
State	862	966
	6,115	5,960
Deferred:
Federal	(859)	(1,172)
State	(171)	(277)
	(1,030)	(1,449)
	$5,085	$4,511

Schedule of Reconciliation of Income Tax Rate

A reconciliation of income taxes calculated using the statutory federal income tax rate (34% in 2017 and 2016) to the Company’s income tax expense for the years ended December 31 is as follows:

	Years Ended
	December 31,
	2017		2016
	Amount	%	Amount	%
Income taxes at statutory rate	$4,540	34.0%	$4,181	34.0%
Non-deductible expense	48	0.4%	38	0.3%
State income taxes, net of federal tax effect	450	3.4%	454	3.7%
Effect of increase in statutory rate for current year	80	0.6%	56	0.5%
Tax rate adjustments	(12)	(0.1%)	-	0.0%
Other credits and changes in estimate	(21)	(0.2%)	(218)	(1.8%)
Income tax expense	$5,085	38.0%	$4,511	36.7%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities were as follows:

	As of December 31,
	2017	2016
Deferred tax assets:
Accounts receivable	$253	$282
Accrued charge-backs	594	660
Other accrued liabilities	424	1,110
Goodwill	274	563
Financing liability	13,574	20,628
Transaction costs	579	-
Stock based compensation	165	62
Other, net	215	386
	16,078	23,691

Deferred tax liabilities:
Prepaid expenses	(202)	(181)
Inventories	(1,531)	(2,042)
Property and equipment	(9,178)	(14,807)
Intangible assets	(5,023)	(7,547)
	(15,934)	(24,577)

Net deferred tax assets/ (liabilities)	$144	$(886)